Merger by Absorption Between Telecom Argentina and Cablevision S.A. - Capital Stock (Details) - shares	6 Months Ended
	Jun. 29, 2017	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Number of shares outstanding			969,159,605
Number of shares in entity held by entity or by its subsidiaries or associates			15,221,373	15,221,373	15,221,373
Number of shares issued			984,380,978
Major ordinary share transactions
Equity
Number of shares outstanding		2,153,688,011
Number of shares in entity held by entity or by its subsidiaries or associates		15,221,373
Number of shares issued		2,168,909,384
Cablevision Holding S.A.
Equity
Ownership interest in acquirer held before merger	55.00%
Telecom Argentina
Equity
Ownership interest in acquirer held before merger	45.00%
Class "A"
Equity
Number of shares outstanding			340,994,852
Number of shares issued			340,994,852
Class "A" | Major ordinary share transactions
Equity
Number of shares outstanding		683,856,600
Number of shares issued		683,856,600
Class "A" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Number of shares issued			342,861,748
Class "A" | Preliminary Merger Agreement and the Final Merger Agreement | Fintech
Equity
Number of shares issued		342,861,748
Class "B"
Equity
Number of shares outstanding			627,930,005
Number of shares in entity held by entity or by its subsidiaries or associates			15,221,373
Number of shares issued			643,151,378
Class "B" | Major ordinary share transactions
Equity
Number of shares outstanding		627,930,005
Number of shares in entity held by entity or by its subsidiaries or associates		15,221,373
Number of shares issued		643,151,378
Class "C"
Equity
Number of shares outstanding			234,748
Number of shares issued			234,748
Class "C" | Major ordinary share transactions
Equity
Number of shares outstanding		234,748
Number of shares issued		234,748
Class "D" | Major ordinary share transactions
Equity
Number of shares outstanding		841,666,658
Number of shares issued		841,666,658
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Number of shares issued			841,666,658
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement | Cablevision Holding S.A.
Equity
Number of shares issued		406,757,183
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement | VLG Argentina LLC
Equity
Number of shares issued		434,909,475